Description of Business and Segmented Disclosures	12 Months Ended
Dec. 31, 2017
Disclosure Of Reportable Segments [Abstract]
Description of Business and Segmented Disclosures

1. DESCRIPTION OF BUSINESS AND SEGMENTED DISCLOSURES

Cenovus Energy Inc. and its subsidiaries, (together “Cenovus” or the “Company”) are in the business of developing, producing and marketing crude oil, natural gas liquids (“NGLs”) and natural gas in Canada with marketing activities and refining operations in the United States (“U.S.”).

Cenovus is incorporated under the Canada Business Corporations Act and its shares are listed on the Toronto (“TSX”) and New York (“NYSE”) stock exchanges. The executive and registered office is located at 2600, 500 Centre Street S.E., Calgary, Alberta, Canada, T2G 1A6. Information on the Company’s basis of preparation for these Consolidated Financial Statements is found in Note 2.

On May 17, 2017, Cenovus acquired from ConocoPhillips Company and certain of its subsidiaries (collectively, “ConocoPhillips”) a 50 percent interest in FCCL Partnership (“FCCL”) and the majority of ConocoPhillips’ western Canadian conventional crude oil and natural gas assets (the “Deep Basin Assets”). This acquisition (the “Acquisition”) increased Cenovus’s interest in FCCL to 100 percent and expanded Cenovus’s operating areas to include more than three million net acres of land, exploration and production assets and related infrastructure and agreements in Alberta and British Columbia. The Acquisition had an effective date of January 1, 2017 (see Note 5).

Management has determined the operating segments based on information regularly reviewed for the purposes of decision making, allocating resources and assessing operational performance by Cenovus’s chief operating decision makers. The Company evaluates the financial performance of its operating segments primarily based on operating margin. The Company’s reportable segments are:

Oil Sands, which includes the development and production of bitumen and natural gas in northeast Alberta. Cenovus’s bitumen assets include Foster Creek, Christina Lake and Narrows Lake as well as other projects in the early stages of development. The Company’s interest in certain of its operated oil sands properties, notably Foster Creek, Christina Lake and Narrows Lake, increased from 50 percent to 100 percent on May 17, 2017.

Deep Basin, which includes approximately three million net acres of land primarily in the Elmworth-Wapiti, Kaybob-Edson, and Clearwater operating areas, rich in natural gas and NGLs. The assets reside in Alberta and British Columbia and include interests in numerous natural gas processing facilities. The Deep Basin Assets were acquired on May 17, 2017.

Refining and Marketing, which is responsible for transporting, selling and refining crude oil into petroleum and chemical products. Cenovus jointly owns two refineries in the U.S. with the operator Phillips 66, an unrelated U.S. public company. In addition, Cenovus owns and operates a crude-by-rail terminal in Alberta. This segment coordinates Cenovus’s marketing and transportation initiatives to optimize product mix, delivery points, transportation commitments and customer diversification. The marketing of crude oil and natural gas sourced from Canada, including physical product sales that settle in the U.S., is considered to be undertaken by a Canadian business. U.S. sourced crude oil and natural gas purchases and sales are attributed to the U.S.

Corporate and Eliminations, which primarily includes unrealized gains and losses recorded on derivative financial instruments, gains and losses on divestiture of assets, as well as other Cenovus-wide costs for general and administrative, financing activities and research costs. As financial instruments are settled, the realized gains and losses are recorded in the reportable segment to which the derivative instrument relates. Eliminations relate to sales and operating revenues, and purchased product between segments, recorded at transfer prices based on current market prices, and to unrealized intersegment profits in inventory. The Corporate and Eliminations segment is attributed to Canada, with the exception of unrealized risk management gains and losses, which have been attributed to the country in which the transacting entity resides.

In 2017, Cenovus disposed of the majority of the crude oil and natural gas assets in the Company’s Conventional segment. As such, the results of operations have been classified as a discontinued operation (see Note 11). This segment included the production of conventional crude oil, NGLs and natural gas in Alberta and Saskatchewan, including the heavy oil assets at Pelican Lake, the CO2 enhanced oil recovery project at Weyburn and emerging tight oil opportunities. As at December 31, 2017, all Conventional assets were sold, except for the Company’s Suffield operations. The sale of the Suffield assets closed on January 5, 2018.

The following tabular financial information presents the segmented information first by segment, then by product and geographic location.

A) Results of Operations – Segment and Operational Information

	Oil Sands			Deep Basin			Refining and Marketing
For the years ended December 31,	2017	2016	2015	2017	2016	2015	2017	2016	2015

Revenues
Gross Sales	7,362	2,929	3,030	555	-	-	9,852	8,439	8,805
Less: Royalties	230	9	29	41	-	-	-	-	-
	7,132	2,920	3,001	514	-	-	9,852	8,439	8,805
Expenses
Purchased Product	-	-	-	-	-	-	8,476	7,325	7,709
Transportation and Blending	3,704	1,721	1,815	56	-	-	-	-	-
Operating	934	501	531	250	-	-	772	742	754
Production and Mineral Taxes	-	-	-	1	-	-	-	-	-
(Gain) Loss on Risk Management	307	(179)	(404)	-	-	-	6	26	(43)
Operating Margin	2,187	877	1,059	207	-	-	598	346	385
Depreciation, Depletion and Amortization	1,230	655	697	331	-	-	215	211	191
Exploration Expense	888	2	67	-	-	-	-	-	-
Segment Income (Loss)	69	220	295	(124)	-	-	383	135	194

	Corporate and Eliminations			Consolidated
For the years ended December 31,	2017	2016	2015 (1)	2017	2016	2015

Revenues
Gross Sales	(455)	(353)	(276)	17,314	11,015	11,559
Less: Royalties	-	-	1	271	9	30
	(455)	(353)	(277)	17,043	11,006	11,529
Expenses
Purchased Product	(443)	(347)	(335)	8,033	6,978	7,374
Transportation and Blending	(12)	(6)	(1)	3,748	1,715	1,814
Operating	(7)	(4)	(4)	1,949	1,239	1,281
Production and Mineral Taxes	-	-	1	1	-	1
(Gain) Loss on Risk Management	583	554	195	896	401	(252)
Depreciation, Depletion and Amortization	62	65	105	1,838	931	993
Exploration Expense	-	-	-	888	2	67
Segment Income (Loss)	(638)	(615)	(238)	(310)	(260)	251
General and Administrative	308	326	335	308	326	335
Finance Costs	645	390	381	645	390	381
Interest Income	(62)	(52)	(28)	(62)	(52)	(28)
Foreign Exchange (Gain) Loss, Net	(812)	(198)	1,036	(812)	(198)	1,036
Revaluation (Gain)	(2,555)	-	-	(2,555)	-	-
Transaction Costs	56	-	-	56	-	-
Re-measurement of Contingent Payment	(138)	-	-	(138)	-	-
Research Costs	36	36	27	36	36	27
(Gain) Loss on Divestiture of Assets	1	6	(2,392)	1	6	(2,392)
Other (Income) Loss, Net	(5)	34	2	(5)	34	2
	(2,526)	542	(639)	(2,526)	542	(639)
Earnings (Loss) From Continuing Operations Before Income Tax				2,216	(802)	890
Income Tax Expense (Recovery)				(52)	(343)	(24)
Net Earnings (Loss) From Continuing Operations				2,268	(459)	914
(1)

The complete results for the 2017 and 2016 Conventional segment have been classified as a discontinued operation. For the 2015 comparative period, the results of operations for certain Conventional segment royalty interest assets disposed of in 2015 have been included in the Corporate and Eliminations segment due to their immaterial nature. The results of operations are as follows: revenues – $60 million, expenses – $5 million, operating margin – $55 million, depreciation, depletion and amortization – $27 million and segment income – $28 million.

B) Revenues by Product

For the years ended December 31,	2017	2016	2015

Upstream
Crude Oil	7,184	2,902	2,971
Natural Gas (1)	235	16	22
NGLs	184	-	-
Other	43	2	8
Refining and Marketing	9,852	8,439	8,805
Corporate and Eliminations	(455)	(353)	(277)
Revenues From Continuing Operations	17,043	11,006	11,529
(1)	In 2017, approximately 14 percent of the natural gas produced by Cenovus’s Deep Basin Assets was sold to ConocoPhillips resulting in gross sales of $32 million.

C) Geographical Information

	Revenues
For the years ended December 31,	2017	2016	2015

Canada	9,723	4,978	4,729
United States	7,320	6,028	6,800
Consolidated	17,043	11,006	11,529

	Non-Current Assets (1)
As at December 31,	2017	2016

Canada (2)	31,756	14,130
United States	3,856	4,179
Consolidated	35,612	18,309

(1)	Includes exploration and evaluation (“E&E”) assets, property, plant and equipment (“PP&E”), goodwill and other assets.
(2)

Certain crude oil and natural gas properties of the Conventional and Deep Basin segments, which reside in Canada, have been reclassified as held for sale in 2017 in current assets. 2016 includes $3.1 billion related to the Conventional segment.

Export Sales

Sales of crude oil, NGLs and natural gas produced or purchased in Canada that have been delivered to customers outside of Canada were $1,713 million (2016 – $974 million; 2015 – $870 million).

Major Customers

In connection with the marketing and sale of Cenovus’s own and purchased crude oil, NGLs, natural gas and refined products for the year ended December 31, 2017, Cenovus had two customers (2016 – three; 2015 – three) that individually accounted for more than 10 percent of its consolidated gross sales. Sales to these customers, recognized as major international energy companies with investment grade credit ratings, were approximately $5,655 million and $1,964 million, respectively (2016 – $4,742 million, $1,623 million and $1,400 million; 2015 – $4,647 million, $1,705 million and $1,545 million), which are included in all of the Company’s operating segments.

D) Exploration and Evaluation Assets, Property, Plant and Equipment, Goodwill and Total Assets

	E&E		PP&E		Goodwill		Total Assets
As at December 31,	2017	2016	2017	2016	2017	2016	2017	2016

Oil Sands	617	1,564	22,320	8,798	2,272	242	26,799	11,112
Deep Basin	3,056	-	3,019	-	-	-	6,694	-
Conventional	-	21	-	3,080	-	-	644	3,196
Refining and Marketing	-	-	3,967	4,273	-	-	5,432	6,613
Corporate and Eliminations	-	-	290	275	-	-	1,364	4,337
Consolidated	3,673	1,585	29,596	16,426	2,272	242	40,933	25,258

E) Capital Expenditures (1)

For the years ended December 31,	2017	2016	2015

Capital
Oil Sands	973	604	1,185
Deep Basin	225	-	-
Conventional	206	171	244
Refining and Marketing	180	220	248
Corporate	77	31	37
Capital Investment	1,661	1,026	1,714

Acquisition Capital
Oil Sands (2)	11,614	11	3
Deep Basin	6,774	-	-
Conventional	-	-	1
Refining and Marketing	-	-	83
Total Capital Expenditures	20,049	1,037	1,801
(1)	Includes expenditures on PP&E, E&E assets and assets held for sale.
(2)

In connection with the Acquisition discussed in Note 5, Cenovus was deemed to have disposed of its pre-existing interest in FCCL and re-acquired it at fair value as required by International Financial Reporting Standard 3, “Business Combinations” (“IFRS 3”), which is not reflected in the table above. The carrying value of the pre-existing interest was $9,081 million and the estimated fair value was $11,605 million as at May 17, 2017.